FELLOW SHAREHOLDERS:

                                                               November 12, 2001

THE YEAR IN REVIEW:

     By all measures, the year ended October 31, 2001, has been a difficult one. The long boom in the equities market came to a halt during these twelve months and the economy showed signs of trouble that had not been seen in nearly a decade. These facts were in turn dwarfed in importance by the events of September 11.

     Normally, a year-in-review letter assesses the performance of the funds and offers some thoughts about what the future holds. However, it has not been a normal year. The attacks of September 11 have altered some of our basic assumptions about American life, and the economic consequences have been significant.

     In the short-term, the attacks had a devastating effect, first on the families of those who were killed and then on the national psyche. That in turn has had negative effects on consumer confidence, consumer spending, and from there, on the entire economy. For the quarter ended October 31, 2001, the U.S. Gross Domestic Product (GDP) declined 1.1%, the first quarter the economy had contracted in almost ten years--unemployment reached a high of 5.4%; retail sales slumped; new home sales were flat; and manufacturing activity slowed substantially. Judging from all major economic data, the events of September 11 helped push the economy into a recession.

     While the attacks dealt a sharp blow to consumer spending, to the travel industry, and to manufacturing activity, they also led to a vigorous governmental response. Partisan bickering in Washington gave way to a renewed sense of national purpose to confront the dangers of terrorism at home and instability abroad. New spending measures to stimulate the economy will eliminate the federal surplus, which had been a severe drag on economic growth. And the Federal Reserve Open Market Committee acted aggressively to cut interest rates multiple times--ten times between January and November 2001--bringing the Fed Funds rate down from 6.5% to an astonishingly low level of 2.0%.

     In addition, however shocking the terrorist attacks were, they should not obscure the fact that the economy was already meandering toward recession before September 11. For the first three quarters of the year ended October 31, 2001, growth was anemic and declined each quarter. Before September 11, GDP had barely attained 1.0% growth over the course of the year. Unemployment was slowly creeping up; consumer confidence was slowly creeping down; and all signs pointed toward an end to the incredible period of economic prosperity that had begun in the early 1990s.

     As worrisome as that was, it did represent a natural part of the economic cycle. During the first two quarters of 2001, business inventories declined. However, after a marvelous period of growth, consumer spending was stalling, as was corporate spending, particularly on new technology. As a result, inflation stayed minimal, but inventories were growing in anticipation of spending that did not materialize. The inventory build-up, while economically painful for many companies, signaled that a much-needed correction was occurring, one that seemed to be coming to an end in the third quarter of 2001.

     The financial markets reflected the conditions in the overall economy. For the year ended October 31, 2001, the Dow Jones Industrial Average (DJIA) declined over 17%, from 10971 on October 31, 2000 to 9075 on October 31, 2001. The technology-laden Nasdaq Composite Index shed even more of its value, decreasing from 3370 to 1690 over the course of the year, a decline of 50%. The S&P 500 return was -24.91% for the year ended October 31, 2001. The performance of the equities markets directly mirrored the economic stagnation. Corporate profits were off precipitously in year-over-year figures in more major sectors.

     For the first three quarters of the fiscal year the DJIA, the Nasdaq Composite and the S&P 500 all finished lower. During the summer, the markets staged a brief rally and then declined again. As of September 11, the DJIA was down 8.2% from the quarter ended June 30, and the Nasdaq Composite was down 21.5% for the same period. The September 11 events closed the markets for four days, and when trading resumed on September 17, Wall Street had one of its worst weeks ever.

--------------------------------------------------------------------------------

     It is a truism that markets recover ahead of the economy. Though it will take some time before the shock of September 11 is fully absorbed, many signs indicate that the economy is poised to rebound, and the markets reflect that. The Fund's fiscal year ended on an up note with a positive October 2001. Even though the economic news was grim and corporations continue to issue profit warnings, the markets performed well. The DJIA was up 2.7%, while the Nasdaq Composite was up 12.8%. The first weeks of November showed even more robust gains.

PORTFOLIO MATTERS

ALGER GROWTH RETIREMENT PORTFOLIO

     The Alger Growth Retirement Portfolio declined 27.53% during the 12 months ended October 31, 2001, while the S&P 500 fell 24.91%. Few sectors of the U.S. economy and the stock market were spared from the broad downturn this year. Not surprisingly then, nearly all economic sectors represented in the portfolio declined in value for the year. The sole exception: health care. As of October 31, 2001, pharmaceuticals represented 9.1% of the portfolio, making them the largest industry holding. Health care providers and services represented 5.8% of the portfolio. Information technology stocks suffered the most of all holdings, followed by financials and consumer discretionary stocks. During the year, holdings in Internet software and services, semiconductors, and food and drug retailers were reduced. Selective investments in pharmaceuticals and energy equipment and services were among new holdings added to the portfolio.

ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO

     For the year ended October 31, 2001, the Alger MidCap Retirement Growth Portfolio lost 20.55%. The portfolio's benchmark index, the S&P MidCap 400, declined 12.45%. Early in the year, mid-cap stocks, along with small-cap stocks, were bright spots in the market. But eventually the broad economic and market downturn caught up with the mid-cap sector. Within the Alger MidCap Retirement Growth Portfolio, health care stocks were by far the best performers, gaining 3.81% for the year as a group. Industrials also delivered positive returns for the year, but not enough to overcome the impact of significant declines in information technology stocks, as well as consumer discretionary, energy, and financial stocks. Over the course of the year positions in makers of electronic equipment and semiconductor equipment were trimmed, while positions in specialty retailers, biotechnology, pharmaceuticals, and software were bolstered.

ALGER SMALL CAP RETIREMENT PORTFOLIO

     The Alger Small Cap Retirement Portfolio fell 43.86% from October 31, 2000 through October 31, 2001, while the Russell 2000 Growth Index declined 31.51%. Like mid-cap stocks, small-cap stocks had shown signs of outperforming their large-cap brethren earlier in the year, but couldn't overcome the burden of a slowing economy and a weakening stock market. Consumer staples were the best performing holdings in the Alger Small Cap Retirement Portfolio, losing .07% as a group. Information technology holdings lagged all other and were reduced significantly--particularly producers of communications equipment and electronic equipment and instruments. With an eye to the consumer, America's economic engine, positions were added in household durables and specialty retailers, as well as more defensive consumer staples.

ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO

     From October 31, 2000, to October 31, 2001, the Alger Capital Appreciation Retirement Portfolio lost 35.41%. The S&P 500, the portfolio's benchmark, declined 24.91%. Economic uncertainty, exacerbated by the events of September 11, weighed heavily on large-company stocks. The portfolio's positions in financials and information technology declined most during the year. Energy stocks, industrials, and telecommunications services were among the top performers in the portfolio, though all three still lost value for the year. Among the major changes in the portfolio's holdings during the year: information technology stocks were sold across the board, while positions were added in health care, aerospace and defense, and commercial services.

ALGER BALANCED RETIREMENT PORTFOLIO

     From its inception on December 4, 2000, through October 31, 2001, the Alger Balanced Retirement Portfolio declined 18.00% compared with a loss of 18.51% in the S&P 500 Index and a gain of 13.17% in the Lehman Brothers Government/Corporate Bond Index. Fixed-income holdings helped offset some of the losses in the equity holdings. As of October 31, 2001, government securities represented 27.8% of the portfolio. The equity portion of the portfolio declined in value as a result of losses in information technology stocks, financials, energy stocks, and several other sectors. Equity holdings in health care providers and services were added to the portfolio, while holdings in energy and Internet software and services were reduced.

ALGER SOCIALLY RESPONSIBLE GROWTH RETIREMENT PORTFOLIO

     The Alger Socially Responsible Growth Retirement Portfolio lost 36.30% from its inception on December 4, 2000, through October 31, 2001. The S&P 500 lost 18.51% during the same period. Like other equities, socially responsible stocks struggled through weakening economic and market conditions over the past year. The portfolio's information technology, financial, and consumer discretionary holdings were among the hardest hit. From December, 2000, through October, 2001, media, retail, and other consumer discretionary stocks were added to the portfolio, along with biotechnology stocks and industrials. Positions in consumer staples were reduced.

LOOKING AHEAD

     We believe that the coming months will continue to see profit warnings and negative economic growth. It is highly likely that the GDP will decline again in the 4th quarter of 2001, which will mean two consecutive quarters of decline and hence technically a recession. However, there is little reason to believe that this recession will be anything more than a necessary economic correction to the excess inventories and wasteful government budget surpluses that helped cause the downturn in the first place. Inflation remains extraordinarily low, and interest rates have been dramatically cut, both of which are further signs of a propitious business climate. The federal government is tackling the challenge of terrorism and consumers are adjusting to the tragedy of September 11. As a result, we expect that spending will grow steadily.

     Furthermore, the markets have already integrated the profit warnings and the economic downturn. The stock market has gone from being overvalued to more reasonable levels, and equities are already beginning to rebound in anticipation of renewed economic activity in 2002. We fully expect that 2002 will see robust performance in the stock market, perhaps not at the levels of 1999 and early 2000, but still yielding substantial gains. We at Fred Alger Management remain committed to identifying strong companies capable of significant growth in the coming years. By identifying strong management teams, growth markets, and companies that either lead their industries or are poised to assume industry leadership, we will continue to offer investors the chance at maximum returns.

      Respectfully submitted,

      /s/ Dan C. Chung

      Dan C. Chung
      Chief Investment Officer

--------------------------------------------------------------------------------
   ALGER GROWTH RETIREMENT PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed piece.]

                  Alger Growth Retirement           S&P 500 Index
                  -----------------------           -------------
11/08/93                   10000                         10000
10/31/94                   10380                         10410
10/31/95                   14231                         13162
10/31/96                   15396                         16333
10/31/97                   19836                         21579
10/31/98                   24878                         26324
10/31/99                   35326                         33082
10/31/00                   38955                         35100
10/31/01                   28232                         26360


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Growth Retirement Portfolio and the S&P 500 Index on November 8, 1993, the inception date of the Alger Growth Retirement Portfolio. The figures for both the Alger Growth Retirement Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.


--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH OCTOBER 31, 2001
--------------------------------------------------------------------------------

                                               AVERAGE ANNUAL RETURNS
                                                            SINCE INCEPTION
                              1 YEAR        5 YEARS              11/8/93
                              --------------------------------------------------

    ALGER GROWTH
    RETIREMENT PORTFOLIO ....   (27.53%)      12.89%             13.89%
    S&P 500 Index ...........   (24.91%)      10.04%             12.91%
                              --------------------------------------------------

   THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

--------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2001

 SHARES     COMMON STOCKS--88.0%                                       VALUE
 ------                                                            ------------
            AEROSPACE & DEFENSE--2.7%
 16,100     General Dynamics Corporation ......................    $  1,313,760
 24,350     United Technologies Corporation ...................       1,312,222
                                                                   ------------
                                                                      2,625,982
                                                                   ------------
            BANKS--.7%
 23,600     Washington Mutual, Inc. ...........................         712,484
                                                                   ------------
            BEVERAGES--1.9%
 38,900     PepsiCo, Inc. .....................................       1,894,819
                                                                   ------------
            BIOTECHNOLOGY--2.5%
 35,200     Amgen Inc.* .......................................       2,000,064
 18,000     Immunex Corporation* ..............................         430,020
                                                                   ------------
                                                                      2,430,084
                                                                   ------------
            COMMERCIAL SERVICES
              & SUPPLIES--7.1%
 63,650     eBay Inc.*+ .......................................       3,340,352
 53,000     First Data Corporation ............................       3,581,210
                                                                   ------------
                                                                      6,921,562
                                                                   ------------
            COMMUNICATION
              EQUIPMENT--2.9%
127,400     Nokia Corporation, ADR ............................       2,612,974
  4,200     QUALCOMM Inc.* ....................................         206,304
                                                                   ------------
                                                                      2,819,278
                                                                   ------------
            COMPUTERS
              & PERIPHERALS--3.8%
 80,000     Dell Computer Corporation* ........................       1,918,400
171,200     Sun Microsystems, Inc.* ...........................       1,737,680
                                                                   ------------
                                                                      3,656,080
                                                                   ------------
            DIVERSIFIED
              FINANCIALS--7.8%
 71,900     Citigroup Inc. ....................................       3,272,888
 21,100     Federal Home Loan Mortgage Corporation ............       1,431,002
  9,200     Lehman Brothers Holdings Inc. .....................         574,631
 53,050     Merrill Lynch & Co., Inc. .........................       2,318,816
                                                                   ------------
                                                                      7,597,337
                                                                   ------------
            ELECTRONIC EQUIPMENT
              & INSTRUMENTS--.2%
  9,700     Sanmina Corporation* ..............................         146,858
                                                                   ------------
            ENERGY EQUIPMENT
              & SERVICES--2.8%
 30,200     BJ Services Company* ..............................         772,817
 16,350     Halliburton Company ...............................         403,682
 15,800     Nabors Industries, Inc.* ..........................         485,692
 36,100     Transocean Sedco Forex Inc. .......................       1,088,415
                                                                   ------------
                                                                      2,750,606
                                                                   ------------
            HEALTHCARE EQUIPMENT
              & SUPPLIES--3.9%
 57,900     Baxter International Inc. .........................    $  2,800,622
 23,900     Medtronic, Inc. ...................................         963,170
                                                                   ------------
                                                                      3,763,792
                                                                   ------------
            HEALTHCARE PROVIDERS
              & SERVICES--5.8%
 43,050     Cardinal Health, Inc. .............................       2,889,086
 47,500     Tenet Healthcare Corporation* .....................       2,732,200
                                                                   ------------
                                                                      5,621,286
                                                                   ------------
            INDUSTRIAL
              CONGLOMERATES--6.7%
 65,350     General Electric Company ..........................       2,379,394
 83,500     Tyco International Ltd. ...........................       4,103,190
                                                                   ------------
                                                                      6,482,584
                                                                   ------------
            INSURANCE--5.0%
 43,600     American International Group, Inc. ................       3,426,960
 14,550     Marsh & McLennan
               Companies, Inc. ................................       1,407,712
                                                                   ------------
                                                                      4,834,672
                                                                   ------------

            INTERNET SOFTWARE
              & SERVICES--.2%
  5,750     VeriSign, Inc.*+ ..................................         222,583
                                                                   ------------
            MEDIA--4.7%
 66,900     AOL Time Warner Inc.* .............................       2,087,949
 33,800     Comcast Corp., Cl. A Special* .....................       1,211,392
  2,000     Omnicom Group Inc. ................................         153,560
 31,050     Viacom Inc. Cl. B* ................................       1,133,635
                                                                   ------------
                                                                      4,586,536
                                                                   ------------
            MULTILINE RETAIL--4.4%
 21,200     Target Corporation ................................         660,380
 69,550     Wal-Mart Stores, Inc. .............................       3,574,870
                                                                   ------------
                                                                      4,235,250
                                                                   ------------
            OIL & GAS--3.0%
 16,093     ChevronTexaco Corporation .........................       1,425,035
 38,100     Exxon Mobil Corporation ...........................       1,503,045
                                                                   ------------
                                                                      2,928,080
                                                                   ------------
            PHARMACEUTICALS---9.1%
 34,100     Abbott Laboratories ...............................       1,806,618
 61,005     American Home Products Corporation ................       3,405,909
 12,300     Forest Laboratories, Inc.* ........................         914,874
 12,250     Merck & Co., Inc. .................................         781,673
 46,300     Pfizer Inc. .......................................       1,939,970
                                                                   ------------
                                                                      8,849,044
                                                                   ------------

THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2001


 SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
 ------                                                            ------------
            SEMICONDUCTOR EQUIPMENT
              & PRODUCTS--.5%
 20,600     Intel Corporation .................................    $    503,052
                                                                   ------------


            SOFTWARE--4.5%
 22,700     Intuit Inc.* ......................................         912,994
 60,150     Microsoft Corporation* ............................       3,497,723
                                                                   ------------
                                                                      4,410,717
                                                                   ------------
            SPECIALTY RETAIL--4.3%
 17,700     Best Buy Co., Inc.*+ ..............................         971,730
 83,450     Home Depot, Inc. ..................................       3,190,294
                                                                   ------------
                                                                      4,162,024
                                                                   ------------
            TOBACCO--3.5%
 73,250     Philip Morris Companies Inc. ......................       3,428,100
                                                                   ------------
            Total Common Stocks
              (Cost $89,508,363) ..............................      85,582,810
                                                                   ------------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS--15.6%                             VALUE
---------                                                          ------------

            U.S. Government &Agency
              Obligations--12.2%
$11,850,000 Federal Home Loan Banks,
              2.46%, 11/1/01
              (Cost $11,850,000) ..............................    $ 11,850,000
                                                                   ------------

            OTHER SHORT-TERM
 SHARES       INVESTMENTS--3.4%
---------
3,338,266   Securities Lending Quality Trust
              (Cost $3,338,266) (b) ...........................       3,338,266
                                                                   ------------

            Total Short-Term Investments
              (Cost $15,188,266) ..............................      15,188,266
                                                                   ------------

Total Investments
  (Cost $104,696,629) (a) ..............................  103.6%    100,771,076
Liabilities in Excess of Other Assets ..................   (3.6)     (3,463,232)
                                                          -----    ------------
Net Assets .............................................  100.0%   $ 97,307,844
                                                          =====    ============

*    Non-income producing security.

+    Securities partially or fully on loan.

(a) At October 31, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $106,594,314, amounted to $5,823,238 which consisted of aggregate gross unrealized appreciation of $6,036,606 and aggregate gross unrealized depreciation of $11,859,844.

(b)  Represents investment of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year

                                                                                  YEAR ENDED OCTOBER 31,
                                                          ----------------------------------------------------------------------
                                                            2001            2000            1999          1998            1997
                                                          --------        --------        --------      --------        --------
Net asset value, beginning of year ...................    $  17.15        $  17.17        $  12.37      $  10.78        $   9.32
                                                          --------        --------        --------      --------        --------
Net investment income (loss) .........................       (0.03)(i)       (0.03)(i)       (0.05)        (0.01)(i)       (0.02)(i)
Net realized and unrealized
   gain (loss) on investments ........................       (4.50)           1.92            5.23          2.82            2.65
                                                          --------        --------        --------      --------        --------
     Total from investment operations ................       (4.53)           1.89            5.18          2.81            2.63
Distributions from net realized gains ................       (0.99)          (1.91)          (0.38)        (1.22)          (1.17)
                                                          --------        --------        --------      --------        --------
Net asset value, end of year .........................    $  11.63        $  17.15        $  17.17      $  12.37        $  10.78
                                                          ========        ========        ========      ========        ========
Total Return .........................................       (27.5%)          10.3%           42.0%         25.4%           28.8%
                                                          ========        ========        ========      ========        ========
Ratios and Supplemental Data:
  Net assets, end of year
     (000's omitted) .................................    $ 97,308        $126,573        $ 72,746      $ 40,196        $ 22,922
                                                          ========        ========        ========      ========        ========
  Ratio of expenses to average net assets ............        1.09%           1.06%           1.07%         1.11%           1.13%
                                                          ========        ========        ========      ========        ========
  Ratio of net investment income (loss)
     to average net assets ...........................       (0.20%)         (0.16%)         (0.39%)       (0.06%)         (0.22%)
                                                          ========        ========        ========      ========        ========
  Portfolio Turnover Rate ............................       89.54%         101.29%         143.80%       130.31%         159.38%
                                                          ========        ========        ========      ========        ========

(i)   Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
   ALGER SMALL CAP RETIREMENT PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
   $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993
-------------------------------------------------------------------------------

        [The table below represents a line chart in the printed piece.]

            Alger Small Cap Retirement         Russell 2000 Growth Index
            --------------------------         -------------------------
11/08/93             10000                              10000
10/31/94             10830                              10005
10/31/95             17999                              12063
10/31/96             19654                              13671
10/31/97             23388                              16565
10/31/98             22971                              13940
10/31/99             35085                              18022
10/31/00             38614                              20934
10/31/01             21678                              14337

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Small Cap Retirement Portfolio and the Russell 2000 Growth Index on November 8, 1993, the inception date of the Alger Small Cap Retirement Portfolio. The figures for the Alger Small Cap Retirement Portfolio and the Russell 2000 Growth Index, an unmanaged index of common stocks, include reinvestment of dividends.

-------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH OCTOBER 31, 2001
-------------------------------------------------------------------------------

                                             AVERAGE ANNUAL RETURNS
                                                              SINCE INCEPTION
                                   1 YEAR       5 YEARS           11/8/93
                                 -----------------------------------------------

     ALGER SMALL CAP
     RETIREMENT PORTFOLIO ......     (43.86%)     1.98%           10.18%
     RUSSELL 2000 GROWTH INDEX .     (31.51%)     0.96%            4.62%
                                 -----------------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

-------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2001

 SHARES     COMMON STOCKS--94.5%                                       VALUE
 ------                                                            ------------
            AEROSPACE & DEFENSE--1.0%
  8,000     EDO Corporation ...................................    $    215,600
 14,650     Mercury Computer Systems, Inc.* ...................         690,894
                                                                   ------------
                                                                        906,494
                                                                   ------------
            BANKS--4.3%
 27,050     Boston Private Financial Holdings, Inc. ...........         549,386
 41,350     IndyMac Bancorp, Inc.* ............................       1,061,868
 13,325     Investors Financial Services Corp. ................         704,892
 48,600     UCBH Holdings, Inc. ...............................       1,409,400
                                                                   ------------
                                                                      3,725,546
                                                                   ------------
            BEVERAGES--1.5%
 31,900     Constellation Brands, Inc.* .......................       1,309,176
                                                                   ------------
            BIOTECHNOLOGY--7.4%
 67,600     Charles River Laboratories International, Inc.* ...       2,271,360
 20,050     CV Therapeutics, Inc.* ............................         790,772
 11,000     Enzon, Inc.* ......................................         680,350
  9,550     InterMune Inc.* ...................................         417,049
 20,900     NPS Pharmaceuticals, Inc.* ........................         755,117
 21,100     OSI Pharmaceuticals, Inc.* ........................         963,848
 24,450     Scios Inc.* .......................................         564,795
                                                                   ------------
                                                                      6,443,291
                                                                   ------------
            COMMERCIAL SERVICES
              & SUPPLIES--11.6%
 39,630     BISYS Group, Inc. (The)* ..........................       2,061,553
 31,830     Career Education Corporation* .....................         829,808
 23,000     ChoicePoint Inc.* .................................         983,940
 11,250     Corporate Executive Board Co.* ....................         343,913
 20,525     Education Management Corporation* .................         708,113
 77,030     Exult Inc.* .......................................       1,078,420
 15,900     FactSet Research Systems Inc. .....................         393,525
 82,125     FreeMarkets Inc. *+ ...............................       1,098,011
125,000     HomeStore.com, Inc.* ..............................         642,500
 15,150     InterCept Group, Inc. (The)* ......................         540,854
216,000     Service Corporation International* ................       1,375,920
                                                                   ------------
                                                                     10,056,557
                                                                   ------------
            COMMUNICATION
              EQUIPMENT--2.2%
169,100     Finisar Corporation* ..............................       1,322,362
 39,750     McDATA Corporation Cl. A* .........................         584,723
                                                                   ------------
                                                                      1,907,085
                                                                   ------------
            CONSTRUCTION
              & ENGINEERING--1.3%
 40,830     Shaw Group Inc. (The)* ............................       1,122,825
                                                                   ------------
            DIVERSIFIED FINANCIALS--2.8%
 16,100     Affiliated Managers Group, Inc.* ..................         993,370
 55,800     Federated Investors, Inc. Cl. B ...................       1,456,380
                                                                   ------------
                                                                      2,449,750
                                                                   ------------
            ELECTRONIC EQUIPMENT
              & INSTRUMENTS--.8%
 83,050     Rambus Inc.* ......................................    $    675,197
                                                                   ------------
            ENERGY EQUIPMENT
              & SERVICES--.3%
  4,900     Smith International, Inc.* ........................         231,770
                                                                   ------------
            FOOD & DRUG RETAILING--2.2%
 65,500     Duane Reade Inc.* .................................       1,959,760
                                                                   ------------
            HEALTHCARE EQUIPMENT
              & SUPPLIES--1.2%
 39,450     Cytyc Corporation* ................................       1,034,379
                                                                   ------------

            HEALTHCARE PROVIDERS
              & SERVICES--17.4%
 34,475     Accredo Health, Incorporated* .....................       1,176,287
 36,450     AmerisourceBergen Corporation* ....................       2,316,762
111,550     Caremark Rx, Inc.* ................................       1,494,770
 20,000     Community Health Systems Inc.* ....................         500,000
 25,900     Covance Inc.* .....................................         475,265
 15,900     Cross Country Inc.*+ ..............................         324,201
 78,500     Eclipsys Corporation* .............................         980,465
  1,700     Express Scripts, Inc.* ............................          69,598
 23,250     Laboratory Corporation of America Holdings* .......       2,004,150
 20,550     LifePoint Hospitals, Inc.* ........................         640,749
 45,900     Manor Care, Inc.* .................................       1,072,224
 21,350     Mid Atlantic Medical Services, Inc.* ..............         396,042
 20,200     Priority Healthcare Corporation, Cl. B* ...........         583,577
 41,450     Province Healthcare Company* ......................       1,141,948
 34,200     Triad Hospitals, Inc.* ............................         919,980
 41,500     Unilab Corporation* ...............................         982,720
                                                                   ------------
                                                                     15,078,738
                                                                   ------------
            HOTELS, RESTAURANTS
              & LEISURE--7.5%
 21,750     AFC Enterprises, Inc.* ............................         549,188
 52,450     Applebee's International, Inc. ....................       1,578,745
 69,150     Cheesecake Factory Incorporated* ..................       1,950,030
 34,100     Panera Bread Company* .............................       1,403,215
 59,800     Ruby Tuesday, Inc. ................................       1,030,952
                                                                   ------------
                                                                      6,512,130
                                                                   ------------
            HOUSEHOLD DURABLES--.6%
 11,200     Mohawk Industries, Inc.* ..........................         483,840
                                                                   ------------
            HOUSEHOLD PRODUCTS--1.5%
 50,250     Church & Dwight Co. Inc. ..........................       1,306,500
                                                                   ------------

-------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2001

 SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
 ------                                                            ------------
            INTERNET SOFTWARE
              & SERVICES--1.5%
 56,750     Netegrity, Inc.* ..................................    $    666,245
 26,000     Overture Services Inc.* ...........................         685,100
                                                                   ------------
                                                                      1,351,345
                                                                   ------------
            LEISURE EQUIPMENT
              & PRODUCTS--2.5%
 58,050     Action Performance Companies, Inc.* ...............       1,521,491
 18,150     Activision, Inc.* .................................         656,121
                                                                   ------------
                                                                      2,177,612
                                                                   ------------
            OIL & GAS--1.2%
 24,700     Spinnaker Exploration Company* ....................       1,083,836
                                                                   ------------
            PERSONAL PRODUCTS--1.1%
 50,150     Yankee Candle Company, Inc. (The)*+ ...............         917,745
                                                                   ------------
            PHARMACEUTICALS--4.9%
 15,550     Barr Laboratories, Inc.* ..........................       1,132,040
 13,700     Cell Therapeutics, Inc.* ..........................         411,411
 22,450     Cubist Pharmaceuticals, Inc.* .....................         904,735
 32,150     First Horizon Pharmaceutical Corporation* .........         847,153
 26,700     Pharmaceutical Resources, Inc.* ...................         915,810
                                                                   ------------
                                                                      4,211,149
                                                                   ------------
            RETAIL--1.0%
 17,000     Michaels Stores, Inc.* ............................         873,290
                                                                   ------------
            SEMICONDUCTOR EQUIPMENT
              & PRODUCTS--4.7%
  9,000     Marvell Technology Group Ltd.* ....................         219,060
 44,250     Photronics Inc.* ..................................       1,098,285
 27,250     Power Integrations, Inc.* .........................         627,022
 70,000     TriQuint Semiconductor, Inc.* .....................       1,237,600
 34,000     Zoran Corporation* ................................         859,860
                                                                   ------------
                                                                      4,041,827
                                                                   ------------
            SOFTWARE--7.9%
 78,150     Borland Software Corporation* .....................         874,499
 23,000     Fair, Isaac and Company, Incorporated .............       1,093,650
 31,850     NetIQ Corporation* ................................         896,576
 17,450     Simplex Solutions, Inc.* ..........................         212,890
 38,450     Synopsys, Inc.* ...................................       1,807,150
 38,950     THQ Inc.* .........................................       1,939,710
                                                                   ------------
                                                                      6,824,475
                                                                   ------------
            SPECIALTY RETAIL--2.8%
 18,500     Barnes & Noble, Inc.* .............................         679,875
 43,300     Circuit City Stores, Inc. - CarMax Group* .........         792,390
 30,950     Electronics Boutique Holdings Corp.* ..............         960,998
                                                                   ------------
                                                                      2,433,263
                                                                   ------------
            TEXTILES & APPAREL--2.4%
 73,700     Coach, Inc.* ......................................       2,056,230
                                                                   ------------
            WIRELESS
              TELECOMMUNICATION
              SERVICES--.9%
 58,300     Alamosa Holdings, Inc. * ..........................         820,864
                                                                   ------------
            Total Common Stocks
              (Cost $82,873,563) ..............................      81,994,674
                                                                   ------------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS--6.7%
---------
            U.S. Government & Agency
              Obligations
$5,800,000  Federal Home Loan Banks,
              2.46%, 11/1/01
              (Cost $5,800,000) ...............................       5,800,000
                                                                   ------------

Total Investments
  (Cost $88,673,563)(a) ...............................  101.2%      87,794,674
Liabilities in Excess of Other Assets .................   (1.2)      (1,004,686)
                                                         -----      -----------
Net Assets ............................................  100.0%     $86,789,988
                                                         =====      ===========

*    Non-income producing security.

+    Securities partially or fully on loan.

(a) At October 31, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $89,413,794 amounted to $1,619,120 which consisted of aggregate gross unrealized appreciation of $5,736,372 and aggregate gross unrealized depreciation of $7,355,493.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

THE ALGER  RETIREMENT  FUND
ALGER  SMALL  CAP  RETIREMENT  PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year

                                                                                     YEAR ENDED OCTOBER 31,
                                                            ----------------------------------------------------------------------
                                                              2001            2000            1999            1998          1997
                                                            --------        --------        --------        --------      --------
Net asset value, beginning of year .....................    $  23.78        $  22.82        $  16.37        $  18.00      $  17.87
                                                            --------        --------        --------        --------      --------
Net investment income (loss) ...........................       (0.08)(i)       (0.06)(i)       (0.12)(i)       (0.08)        (0.10)
Net realized and unrealized
   gain (loss) on investments ..........................      (10.35)           2.50            8.65            0.02          3.13
                                                            --------        --------        --------        --------      --------
     Total from investment operations ..................      (10.43)           2.44            8.53           (0.06)         3.03
Distributions from net realized gains ..................          --           (1.48)          (2.08)          (1.57)        (2.90)
                                                            --------        --------        --------        --------      --------
Net asset value, end of year ...........................    $  13.35        $  23.78        $  22.82        $  16.37      $  18.00
                                                            ========        ========        ========        ========      ========
Total Return ...........................................       (43.9%)          10.1%           52.7%           (1.8%)        19.0%
                                                            ========        ========        ========        ========      ========
Ratios and Supplemental Data:
  Net assets, end of year
     (000's omitted) ...................................    $ 86,790        $187,973        $ 63,711        $ 29,938      $ 31,499
                                                            ========        ========        ========        ========      ========
  Ratio of expenses to average net assets ..............        1.19%           1.17%           1.02%           1.03%         1.06%
                                                            ========        ========        ========        ========      ========
  Ratio of net investment income (loss)
     to average net assets .............................       (0.46%)         (0.23%)         (0.57%)         (0.55%)       (0.62%)
                                                            ========        ========        ========        ========      ========
  Portfolio Turnover Rate ..............................      191.89%         242.45%         193.32%         169.97%       134.25%
                                                            ========        ========        ========        ========      ========

(i)   Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
   ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
   $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993
-------------------------------------------------------------------------------

        [The table below represents a line chart in the printed piece.]

                    Alger Mid Cap Growth
                        Retirement                S&P MidCap 400 Index
                    --------------------          --------------------
11/08/93                    10000                       10000
10/31/94                    11660                       10292
10/31/95                    17968                       12475
10/31/96                    19088                       14637
10/31/97                    24544                       19417
10/31/98                    27366                       20721
10/31/99                    38966                       25087
10/31/00                    58951                       33027
10/31/01                    46839                       28916

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger MidCap Growth Retirement Portfolio and the S&P MidCap 400 Index on November 8, 1993, the inception date of the Alger MidCap Growth Retirement Portfolio. Figures for the Alger MidCap Growth Retirement Portfolio and the S&P MidCap 400 Index, an unmanaged index of common stocks, include reinvestment of dividends.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH OCTOBER 31, 2001

                                                  Average Annual Returns
                                                              Since Inception
                                1 Year        5 Years             11/8/93
                              --------------------------------------------------

     Alger Growth
     Retirement Portfolio ....    (20.55%)      19.67%            21.35%
     S&P MidCap 400 Index ....    (12.45%)      14.59%            14.23%
     ---------------------------------------------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2001

 SHARES     COMMON STOCKS--88.8%                                       VALUE
 -------                                                           ------------
            AEROSPACE & DEFENSE--3.9%
 21,500     General Dynamics Corporation ......................    $  1,754,400
 78,400     L-3 Communications
               Holdings, Inc.* ................................       6,810,607
                                                                   ------------
                                                                      8,565,007
                                                                   ------------
            AIRLINES--.9%
115,500     Continental Airlines, Inc. Cl. B* .................       2,020,095
                                                                   ------------
            BANKS--.9%
 16,100     Commerce Bancorp, Inc. ............................       1,175,300
 29,200     GreenPoint Financial Corp. ........................         935,860
                                                                   ------------
                                                                      2,111,160
                                                                   ------------
            BIOTECHNOLOGY--7.6%
 30,550     Biogen, Inc.* .....................................       1,680,250
  5,950     Cephalon, Inc.* ...................................         375,147
 69,300     Charles River Laboratories International, Inc.* ...       2,328,480
 26,200     Enzon, Inc.* ......................................       1,620,470
106,200     Genzyme Corp.--General Division* ..................       5,729,490
 74,300     Gilead Sciences Inc.* .............................       4,673,470
                                                                   ------------
                                                                     16,407,307
                                                                   ------------
            COMMERCIAL SERVICES
              & SUPPLIES--12.5%
198,600     Amdocs Limited* ...................................       5,185,446
 99,600     BISYS Group, Inc. (The)* ..........................       5,181,192
 27,200     ChoicePoint Inc.* .................................       1,163,616
227,100     Concord EFS Inc.* .................................       6,215,727
 76,200     eBay Inc.* ........................................       3,998,975
 51,050     Fiserv, Inc.* .....................................       1,898,550
223,100     HomeStore.com, Inc.* ..............................       1,146,734
113,200     IMS Health Incorporated ...........................       2,419,084
                                                                   ------------
                                                                     27,209,324
                                                                   ------------
            COMMUNICATION
              EQUIPMENT--.6%
 91,800     McDATA Corporation Cl. A* .........................       1,350,378
                                                                   ------------
            DIVERSIFIED
              FINANCIALS--.9%
 83,900     Principal Financial Group (The)* ..................       1,887,750
                                                                   ------------
            ELECTRONIC EQUIPMENT
              & INSTRUMENTS--2.0%
 33,300     Flextronics International Ltd.* ...................         662,670
 44,740     Sanmina Corporation* ..............................         677,364
 87,250     Waters Corporation* ...............................       3,096,503
                                                                   ------------
                                                                      4,436,537
                                                                   ------------
            ENERGY EQUIPMENT
              & SERVICES--4.0%
 91,600     BJ Services Company* ..............................       2,344,044
 69,134     Cooper Cameron Corporation* .......................       2,696,226
 50,000     Santa Fe International Corporation ................       1,217,000
 79,900     Transocean Sedco Forex Inc. .......................       2,408,985
                                                                   ------------
                                                                      8,666,255
                                                                   ------------
            HEALTHCARE EQUIPMENT
              & SUPPLIES--.5%
 23,750     Becton, Dickinson and Company .....................    $    850,250
  4,500     St. Jude Medical, Inc.* ...........................         319,500
                                                                   ------------
                                                                      1,169,750
                                                                   ------------
            HEALTHCARE PROVIDERS
              & SERVICES--11.7%
112,955     AmerisourceBergen Corporation* ....................       7,179,420
181,450     Caremark Rx, Inc.* ................................       2,431,430
 68,400     Community Health Systems Inc.* ....................       1,710,000
 55,800     Express Scripts, Inc.* ............................       2,284,452
 56,445     Health Management Associates, Inc. Cl. A* .........       1,100,113
 76,700     Laboratory Corporation of
               America Holdings* ..............................       6,611,540
 62,800     Manor Care, Inc.* .................................       1,467,008
  7,700     Triad Hospitals, Inc.* ............................         207,130
 61,150     Universal Health Services, Inc., Cl. B* ...........       2,469,849
                                                                   ------------
                                                                     25,460,942
                                                                   ------------

            HOTELS, RESTAURANTS
              & LEISURE--4.4%
116,800     Brinker International, Inc.* ......................       2,966,720
128,650     Outback Steakhouse, Inc.* .........................       3,711,553
163,100     Starbucks Corporation* ............................       2,792,272
                                                                   ------------
                                                                      9,470,545
                                                                   ------------
            HOUSEHOLD DURABLES--.5%
 27,500     Mohawk Industries, Inc.* ..........................       1,188,000
                                                                   ------------
            INFORMATION TECHNOLOGY
              CONSULTING & SERVICES--3.8%
 70,000     Accenture Ltd. Cl. A* .............................       1,229,900
 65,950     Affiliated Computer Services, Inc. Cl. A* .........       5,806,898
 17,450     Investment Technology Group, Inc.* ................       1,123,955
                                                                   ------------
                                                                      8,160,753
                                                                   ------------
            INTERNET SOFTWARE
              & SERVICES--2.8%
 72,800     Overture Services Inc.* ...........................       1,918,280
106,350     VeriSign, Inc.* ...................................       4,116,808
                                                                   ------------
                                                                      6,035,088
                                                                   ------------
            MACHINERY--1.4%
 31,400     SPX Corporation* ..................................       3,127,440
                                                                   ------------
            PHARMACEUTICALS--10.9%
 94,200     Allergan, Inc. ....................................       6,762,618
 34,900     Barr Laboratories, Inc.* ..........................       2,540,720
 43,100     Forest Laboratories, Inc.* ........................       3,205,778
181,400     King Pharmaceuticals, Inc.* .......................       7,072,786
 65,250     Teva Pharmaceutical Industries Ltd. ADR ...........       4,032,450
                                                                   ------------
                                                                     23,614,352
                                                                   ------------

-------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT
PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)
October 31, 2001

 SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
 ------                                                            ------------
            RETAIL--.1%
  5,000     Michaels Stores, Inc.* ............................    $    256,850
                                                                   ------------
            SEMICONDUCTOR EQUIPMENT
              & PRODUCTS--2.7%
 41,300     Intersil Corporation Cl. A* .......................       1,352,575
143,100     Microchip Technology Incorporated* ................       4,467,582
                                                                   ------------
                                                                      5,820,157
                                                                   ------------
            SOFTWARE--10.1%
112,950     Adobe Systems Incorporated ........................       2,981,880
229,500     BMC Software, Inc. * ..............................       3,458,565
 18,350     Fair, Isaac and Company, Incorporated .............         872,542
193,800     Intuit Inc.* ......................................       7,794,636
 92,900     Rational Software Corporation* ....................       1,218,848
117,000     Synopsys, Inc.* ...................................       5,499,000
                                                                   ------------
                                                                     21,825,471
                                                                   ------------
            SPECIALTY RETAIL--6.2%
 98,200     Abercrombie & Fitch Co., Cl. A* ...................       1,848,124
 60,400     Barnes & Noble, Inc.* .............................       2,219,700
 90,300     Bed Bath & Beyond Inc. * ..........................       2,262,918
 42,750     Best Buy Co., Inc.* ...............................       2,346,975
110,000     Office Depot, Inc.* ...............................       1,496,000
168,750     Toys "R" Us, Inc.* ................................       3,206,250
                                                                   ------------
                                                                     13,379,967
                                                                   ------------
            TEXTILES & APPAREL--.4%
 28,300     Coach, Inc.* ......................................         789,570
                                                                   ------------
            Total Common Stocks
              (Cost $196,798,604) .............................     192,952,698
                                                                   ------------
PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS--12.4%
 ---------
            U.S. GOVERNMENT & AGENCY OBLIGATIONS
$26,850,000 Federal Home Loan Banks,
              2.46%, 11/1/01
              (Cost $26,850,000) ..............................    $ 26,850,000
                                                                   ------------

Total Investments
  (Cost $223,648,604)(a) ............................    101.2%     219,802,698
Liabilities in Excess of Other Assets ...............     (1.2)      (2,649,413)
                                                         -----     ------------
Net Assets ..........................................    100.0%    $217,153,285
                                                         =====     ============

*    Non-income producing security.

(a) At October 31, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $226,352,438, amounted to $6,549,740 which consisted of aggregate gross unrealized appreciation of $16,517,459 and aggregate gross unrealized depreciation of $23,067,199.


                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year

                                                                                     YEAR ENDED OCTOBER 31,
                                                            ----------------------------------------------------------------------
                                                              2001            2000            1999            1998          1997
                                                            --------        --------        --------        --------      --------
Net asset value, beginning of year .....................    $  17.53        $  11.80        $   8.83        $  11.36      $  14.48
                                                            --------        --------        --------        --------      --------
Net investment income (loss) ...........................       (0.08)(i)       (0.04)(i)       (0.05)(i)       (0.06)(i)     (0.15)
Net realized and unrealized
   gain (loss) on investments ..........................       (3.44)           6.07            3.78            1.78          3.46
                                                            --------        --------        --------        --------      --------
     Total from investment operations ..................       (3.52)           6.03            3.73            1.72          3.31
Distributions from net realized gains ..................       (0.67)          (0.30)          (0.76)          (4.25)        (6.43)
                                                            --------        --------        --------        --------      --------
Net asset value, end of year ...........................    $  13.34        $  17.53        $  11.80        $   8.83      $  11.36
                                                            ========        ========        ========        ========      ========
Total Return ...........................................       (20.6%)          51.3%           42.4%           11.5%         28.6%
                                                            ========        ========        ========        ========      ========
Ratios and Supplemental Data:
  Net assets, end of year
     (000's omitted) ...................................    $217,153        $177,566        $ 28,233        $  6,667      $  6,435
                                                            ========        ========        ========        ========      ========
  Ratio of expenses to average net assets ..............        1.13%           1.12%           1.23%           1.22%         1.31%
                                                            ========        ========        ========        ========      ========
   Ratio of net investment income (loss)
     to average net assets .............................       (0.51%)         (0.24%)         (0.49%)         (0.52%)       (0.79%)
                                                            ========        ========        ========        ========      ========
  Portfolio Turnover Rate ..............................      130.93%         113.14%         165.68%         184.23%       183.31%
                                                            ========        ========        ========        ========      ========

(i)  Amount was computed based on average shares outstanding during the year.

-------------------------------------------------------------------------------
   ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
   $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993
-------------------------------------------------------------------------------
              [Data represents a line graph in the printed piece]

           Alger Capital Appreciation Retirement          S&P 500 Index
           -------------------------------------          -------------
  11/8/93                   10000                             10000
 10/31/94                   10080                             10410
 10/31/95                   15564                             13162
 10/31/96                   16515                             16333
 10/31/97                   20820                             21579
 10/31/98                   26672                             26324
 10/31/99                   49169                             33082
 10/31/00                   55631                             35100
 10/31/01                   35931                             26360

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Capital Appreciation Retirement Portfolio and the S&P 500 Index on November 8, 1993, the inception date of the Alger Capital Appreciation Retirement Portfolio. Figures for the Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH OCTOBER 31, 2001
--------------------------------------------------------------------------------

                                                AVERAGE ANNUAL RETURNS
                                                                SINCE INCEPTION
                                     1 Year     5 Years             11/8/93
                                   ---------------------------------------------

     Alger Capital Appreciation
     Retirement Portfolio .......   (35.41%)    16.82%            17.38%
     S&P 500 Index ..............   (24.91%)    10.04%            12.91%
     ---------------------------------------------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

--------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2001

 SHARES     COMMON STOCKS--89.6%                                      VALUE
 -------                                                           ------------
            AEROSPACE & DEFENSE--2.0%
 22,900     General Dynamics Corporation ......................    $  1,868,640
 35,050     United Technologies Corporation ...................       1,888,845
                                                                   ------------
                                                                      3,757,485
                                                                   ------------
            BANKS--1.0%
 13,900     Commerce Bancorp, Inc. ............................       1,014,700
 25,550     GreenPoint Financial Corp. ........................         818,877
                                                                   ------------
                                                                      1,833,577
                                                                   ------------
            BIOTECHNOLOGY--10.1%
 80,800     Amgen Inc.* .......................................       4,591,056
 34,500     Biogen, Inc.* .....................................       1,897,500
 39,000     Cephalon, Inc.*+ ..................................       2,458,950
 15,015     Enzon, Inc.*+ .....................................         928,678
 70,450     Genzyme Corp.--General Division* ..................       3,800,778
 21,700     Gilead Sciences Inc.* .............................       1,364,930
 35,250     IDEC Pharmaceuticals Corporation* .................       2,114,295
 70,900     Immunex Corporation* ..............................       1,693,801
                                                                   ------------
                                                                     18,849,988
                                                                   ------------
            COMMERCIAL SERVICES
              & SUPPLIES--8.7%
 36,600     BISYS Group, Inc. (The)* ..........................       1,903,932
 32,200     Career Education Corporation* .....................         839,454
 74,400     Concord EFS Inc.* .................................       2,036,327
126,500     eBay Inc.* ........................................       6,638,720
 73,000     First Data Corporation ............................       4,932,610
                                                                   ------------
                                                                     16,351,043
                                                                   ------------
            COMMUNICATION
              EQUIPMENT--3.2%
245,200     Nokia Corporation, ADR ............................       5,029,052
 21,400     QUALCOMM Inc.* ....................................       1,051,168
                                                                   ------------
                                                                      6,080,220
                                                                   ------------
            DIVERSIFIED
              FINANCIALS--10.7%
208,433     Citigroup Inc. ....................................       9,487,870
112,200     Merrill Lynch & Co., Inc. .........................       4,904,262
 27,550     Moody's Corporation ...............................         956,536
 96,850     Morgan Stanley Dean Witter & Co. ..................       4,737,902
                                                                   ------------
                                                                     20,086,570
                                                                   ------------
            HEALTH
              & PERSONAL CARE--.3%
 12,100     Anthem, Inc.* .....................................         506,748
                                                                   ------------
            HEALTHCARE  ADMINISTRATIVE
              SERVICES--1.0%
 36,800     Genentech, Inc.* ..................................       1,922,800
                                                                   ------------
            HEALTHCARE EQUIPMENT
              & SUPPLIES--4.4%
 92,900     Baxter International Inc. .........................       4,493,573
 44,500     Boston Scientific Corporation* ....................       1,011,930
 35,700     Guidant Corporation* ..............................       1,481,907
 17,600     St. Jude Medical, Inc.* ...........................       1,249,600
                                                                   ------------
                                                                      8,237,010
                                                                   ------------
            HEALTHCARE PROVIDERS
              & SERVICES--8.0%
 85,200     AmerisourceBergen Corp.* ..........................       5,415,312
 43,000     Cardinal Health, Inc. .............................       2,885,730
 31,000     Community Health Systems Inc.* ....................         775,000
 11,800     Laboratory Corporation of America Holdings* .......       1,017,160
 33,000     Manor Care, Inc.* .................................         770,880
 39,450     McKesson Corporation ..............................       1,459,256
 46,700     Tenet Healthcare Corporation* .....................       2,686,184
                                                                   ------------
                                                                     15,009,522
                                                                   ------------
            HOTELS, RESTAURANTS
              & LEISURE--1.4%
100,100     Brinker International, Inc.* ......................       2,542,540
                                                                   ------------

            INDUSTRIAL
              CONGLOMERATES--2.8%
105,600     Tyco International Ltd. ...........................       5,189,184
                                                                   ------------
            INFORMATION TECHNOLOGY
              CONSULTING & SERVICES--.8%
 18,200     Affiliated Computer Services, Inc. Cl. A* .........       1,602,510
                                                                   ------------
            Insurance--3.5%
 71,300     American International Group, Inc. ................       5,604,180
  9,350     Marsh & McLennan Companies, Inc. ..................         904,612
                                                                   ------------
                                                                      6,508,792
                                                                   ------------
            INTERNET SOFTWARE
              & SERVICES--.5%
 25,800     VeriSign, Inc.* ...................................         998,717
                                                                   ------------
            MEDIA--3.5%
118,050     AOL Time Warner Inc.* .............................       3,684,341
 53,700     Comcast Corp., Cl. A Special* .....................       1,924,608
 23,600     Viacom Inc. Cl. B* ................................         861,636
                                                                   ------------
                                                                      6,470,585
                                                                   ------------
            MULTILINE RETAIL--4.6%
 32,500     Family Dollar Stores, Inc. ........................         937,950
  9,700     Target Corporation ................................         302,155
144,600     Wal-Mart Stores, Inc. .............................       7,432,440
                                                                   ------------
                                                                      8,672,545
                                                                   ------------

THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2001

 SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
 -------                                                           ------------
            PHARMACEUTICALS--6.7%
 76,100     American Home Products Corporation ................    $  4,248,663
 11,450     Barr Laboratories, Inc.*+ .........................         833,560
 17,300     Johnson & Johnson .................................       1,001,843
 97,600     King Pharmaceuticals, Inc.* .......................       3,805,424
 47,687     Pfizer Inc. .......................................       1,998,085
 10,000     Teva Pharmaceutical Industries Ltd. ADR ...........         618,000
                                                                   ------------
                                                                     12,505,575
                                                                   ------------
            RETAIL--.8%
 27,500     Michaels Stores, Inc.* ............................       1,412,675
                                                                   ------------
            SEMICONDUCTOR EQUIPMENT
              & PRODUCTS--.6%
 36,000     Intersil Corporation Cl. A* .......................       1,179,000
                                                                   ------------
            SOFTWARE--5.8%
122,150     Intuit Inc.* ......................................       4,912,873
103,250     Microsoft Corporation* ............................       6,003,988
                                                                   ------------
                                                                     10,916,861
                                                                   ------------
            SPECIALTY RETAIL--7.1%
 31,350     Barnes & Noble, Inc.* .............................       1,152,113
 37,500     Bed Bath & Beyond Inc.* ...........................         939,750
 52,350     Best Buy Co., Inc.* ...............................       2,874,015
168,800     Home Depot, Inc. ..................................       6,453,224
 65,600     Office Depot, Inc.* ...............................         892,160
 49,775     Toys "R" Us, Inc.* ................................         945,725
                                                                   ------------
                                                                     13,256,987
                                                                   ------------
            TOBACCO--2.1%
 82,550     Philip Morris Companies Inc. ......................       3,863,340
                                                                   ------------
            Total Common Stocks
              (Cost $178,929,251) .............................     167,754,274
                                                                   ------------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS--14.0%                             VALUE
 -------                                                           ------------
            U.S. Government & Agency
              Obligations--11.3%
$21,150,000 Federal Home Loan Banks,
              2.46%, 11/1/01
              (Cost $21,150,000) ..............................    $ 21,150,000
                                                                   ------------

            OTHER SHORT-TERM
 SHARES       INVESTMENTS--2.7%
 -------
4,935,160   Securities Lending Quality Trust
              (Cost $4,935,160) (b) ...........................       4,935,160
                                                                   ------------
            Total Short-Term Investments
              (Cost $26,085,160) ..............................      26,085,160
                                                                   ------------
Total Investments
  (Cost $205,014,411)(a) ..............................  103.6%     193,839,434
Liabilities in Excess of Other Assets .................   (3.6)      (6,652,902)
                                                          -----    ------------
Net Assets ............................................  100.0%    $187,186,532
                                                         =====     ============

*    Non-income producing security.

+    Securities partially or fully on loan.

(a) At October 31, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $205,659,071, amounted to $11,819,637 which consisted of aggregate gross unrealized appreciation of $9,255,175 and aggregate gross unrealized depreciation of $21,074,812.

(b)  Represents investment of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year

                                                                            YEAR ENDED OCTOBER 31,
                                             -----------------------------------------------------------------------------------
                                                 2001              2000              1999              1998              1997
                                             -----------       -----------       -----------       -----------       -----------
Net asset value, beginning of year .......   $     18.12       $     16.19       $      8.98       $      9.70       $      9.88
                                             -----------       -----------       -----------       -----------       -----------
Net investment income (loss) .............         (0.03)(i)         (0.09)(i)         (0.09)(i)         (0.08)(i)         (0.10)(i)
Net realized and unrealized
   gain (loss) on investments ............         (6.37)             2.24              7.63              2.96              2.51
                                             -----------       -----------       -----------       -----------       -----------
  Total from investment operations .......         (6.40)             2.15              7.54              2.88              2.41
Distributions from net realized gains ....         (0.06)            (0.22)            (0.33)            (3.60)            (2.59)
                                             -----------       -----------       -----------       -----------       -----------
Net asset value, end of year .............   $     11.66       $     18.12       $     16.19       $      8.98       $      9.70
                                             ===========       ===========       ===========       ===========       ===========
Total Return .............................         (35.4%)            13.1%             84.3%             28.1%             26.1%
                                             ===========       ===========       ===========       ===========       ===========
Ratios and Supplemental Data:
   Net assets, end of year
     (000's omitted) .....................   $   187,187       $   279,916       $    96,711       $     5,587       $     4,520
                                             ===========       ===========       ===========       ===========       ===========
  Ratio of expenses excluding interest
     to average net assets ...............          1.18%             1.14%             1.28%             1.37%             1.47%
                                             ===========       ===========       ===========       ===========       ===========
  Ratio of expenses including
     interest to average net assets ......          1.18%             1.14%             1.29%             1.44%             1.62%
                                             ===========       ===========       ===========       ===========       ===========
  Ratio of net investment income (loss)
     to average net assets ...............         (0.21%)           (0.43%)           (0.59%)           (0.79%)           (1.02%)
                                             ===========       ===========       ===========       ===========       ===========
  Portfolio Turnover Rate ................        104.17%           144.16%           155.40%           177.09%           159.56%
                                             ===========       ===========       ===========       ===========       ===========
  Amount of debt outstanding at
     end of year .........................          --                --                --                --         $   127,000
                                             ===========       ===========       ===========       ===========       ===========
  Average amount of debt outstanding
     during the year .....................   $     9,863                --       $    42,036       $    49,890       $   127,915
                                             ===========       ===========       ===========       ===========       ===========
  Average daily number of shares
     outstanding during the year .........    16,243,340        12,487,537         2,470,314           505,939           511,947
                                             ===========       ===========       ===========       ===========       ===========
  Average amount of debt per share
     during the year .....................            --                --       $      0.02       $      0.10       $      0.25
                                             ===========       ===========       ===========       ===========       ===========

(i)   Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
   ALGER BALANCED RETIREMENT PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
   $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION DECEMBER 4, 2000
-------------------------------------------------------------------------------

          [Data below represents a line graph in the printed piece.]



                                                  Lehman Brothers
               Alger Balanced       S&P 500    Government/Corporate
                 Retirement          Index          Bond Index
               --------------       -------       ---------------
  12/4/00          10000             10000             10000
 10/31/01           8200              8149             11317


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger Balanced Retirement Portfolio, the S&P 500 Index, and the Lehman Brothers Government/Corporate Bond Index on December 4, 2000, the inception date of the Alger Balanced Retirement Portfolio, through October 31, 2001. Figures for the Alger Balanced Retirement Portfolio, the S&P 500 Index, an unmanaged index of common stocks, and the Lehman Brothers Government/Corporate Bond Index, an unmanaged index of government and corporate bonds, include reinvestment of dividends and/or interest.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH OCTOBER 31, 2001
--------------------------------------------------------------------------------

                                                          CUMULATIVE RETURNS
                                                            SINCE INCEPTION
                                                                12/4/00
                                                          ------------------
          Alger Balanced
          Retirement Portfolio ..........................      (18.00%)
          S&P 500 Index .................................      (18.51%)
          Lehman Brothers
          Government/Corporate Bond Index ...............      13.17%
                                                          ------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

--------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
ALGER BALANCED RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2001

 SHARES     COMMON STOCKS--68.0%                                      VALUE
 -------                                                           ------------
            AEROSPACE & DEFENSE--3.8%
     50     General Dynamics Corporation ......................    $      4,080
                                                                   ------------
            BIOTECHNOLOGY--1.9%
     35     Amgen Inc.* .......................................           1,989
                                                                   ------------

            COMPUTERS
              & PERIPHERALS--4.4%
    155     Dell Computer Corporation* ........................           3,717
    100     Sun Microsystems, Inc.* ...........................           1,015
                                                                   ------------
                                                                          4,732
                                                                   ------------
            DIVERSIFIED
              FINANCIALS--6.7%
    100     Citigroup Inc. ....................................           4,552
     60     Merrill Lynch & Co., Inc. .........................           2,623
                                                                   ------------
                                                                          7,175
                                                                   ------------
            ELECTRONIC EQUIPMENT
              & INSTRUMENTS--1.5%
     50     Sanmina Corporation* ..............................             757
     70     Solectron Corporation* ............................             861
                                                                   ------------
                                                                          1,618
                                                                   ------------
            HEALTHCARE EQUIPMENT
              & SUPPLIES--4.0%
     90     Baxter International Inc. .........................           4,353
                                                                   ------------
            HEALTHCARE PROVIDERS
              & SERVICES--7.6%
     67     Cardinal Health, Inc. .............................           4,496
    100     McKesson Corporation ..............................           3,699
                                                                   ------------
                                                                          8,195
                                                                   ------------
            INDUSTRIAL
              CONGLOMERATES--7.0%
    100     General Electric Company ..........................           3,641
     80     Tyco International Ltd. ...........................           3,931
                                                                   ------------
                                                                          7,572
                                                                   ------------
            Insurance--5.5%
     50     American International Group, Inc. ................           3,930
     20     Marsh & McLennan Companies, Inc. ..................           1,935
                                                                   ------------
                                                                          5,865
                                                                   ------------
            MEDIA--5.6%
    100     AOL Time Warner Inc.* .............................    $      3,121
     80     Viacom Inc. Cl. B* ................................           2,921
                                                                   ------------
                                                                          6,042
                                                                   ------------
            OIL & GAS--3.7%
    100     Exxon Mobil Corporation ...........................           3,945
                                                                   ------------
            PHARMACEUTICALS--8.1%
     80     American Home Products Corporation ................           4,467
    100     Pfizer Inc. .......................................           4,190
                                                                   ------------
                                                                          8,657
                                                                   ------------
            SOFTWARE--4.3%
     80     Microsoft Corporation* ............................           4,652
                                                                   ------------
            TOBACCO--3.9%
     90     Philip Morris Companies Inc. ......................           4,212
                                                                   ------------
            Total Common Stocks
              (Cost $82,077) ..................................          73,087
                                                                   ------------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS--27.8%
---------
            U.S. Government & Agency
              Obligations
$30,000     U.S. Treasury Bills,
              2.22%, 11/23/01
              (Cost $29,959) ..................................          29,959
                                                                   ------------

Total Investments
  (Cost $112,036)(a) .................................   195.8%         103,046
Other Assets in Excess of Liabilities ................     4.2            4,495
                                                         -----         --------
Net Assets ...........................................   100.0%        $107,541
                                                         =====         ========

*    Non-income producing security.

(a) At October 31, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $112,036, amounted to $8,990 which consisted of aggregate gross unrealized appreciation of $2,258 and aggregate gross unrealized depreciation of $11,248.


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
ALGER BALANCED RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                                        FROM DECEMBER 4, 2000
                                                    (COMMENCEMENT OF OPERATIONS)
                                                       TO OCTOBER 31, 2001 (i)
                                                    ----------------------------
Net asset value, beginning of period ...............          $ 10.00
                                                              -------
Net investment income (loss) .......................            (0.11)(ii)
Net realized and unrealized loss on investments ....            (1.69)
                                                              -------
  Total from investment operations .................            (1.80)
                                                              -------
Net asset value, end of period .....................          $  8.20
                                                              =======
Total Return .......................................            (18.0%)
                                                              =======
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted) ........          $   108
                                                              =======
  Ratio of expenses to average net assets ..........             3.13%
                                                              =======
   Ratio of net investment income to average
      net assets ...................................            (1.44%)
                                                              =======
  Portfolio Turnover Rate ..........................            15.99%
                                                              =======

(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the period.


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
   ALGER SOCIALLY RESPONSIBLE GROWTH RETIREMENT PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
   $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION DECEMBER 4, 2000
-------------------------------------------------------------------------------

        [The table below represents a line chart in the printed piece.]

                             Alger Socially
                              Responsible             S&P
                          Growth Retirement        500 Index
                          -----------------        ---------
           12/4/00              10000                10000
          10/31/01               6370                 8149


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Socially Responsible Growth Retirement Portfolio and the S&P 500 Index on December 4, 2000, the inception date of the Alger Socially Responsible Growth Retirement Portfolio, through October 31, 2001. Figures for both the Alger Socially Responsible Growth Retirement Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH OCTOBER 31, 2001
--------------------------------------------------------------------------------

                                                     Cumulative Returns
                                                       Since Inception
                                                           12/4/00
                                                     ------------------

     Alger Socially Responsible
     Growth Retirement Portfolio ..................       (36.30%)

     S&P 500 Index ................................       (18.51%)
                                                     ------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

--------------------------------------------------------------------------------

THE ALGER RETIREMENTFUND
ALGER SOCIALLY RESPONSIBLE GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2001

SHARES      COMMON STOCKS--81.8%                                       VALUE
-------                                                            ------------
            BIOTECHNOLOGY--4.2%
     35     Amgen Inc.* .......................................    $      1,989
     20     Enzon, Inc* .......................................           1,237
                                                                   ------------
                                                                          3,226
                                                                   ------------
            COMMERCIAL SERVICES
              & SUPPLIES--8.9%
     30     BISYS Group, Inc. (The)* ..........................           1,561
     50     eBay Inc.* ........................................           2,624
     40     First Data Corporation ............................           2,702
                                                                   ------------
                                                                          6,887
                                                                   ------------
            COMMUNICATION
              EQUIPMENT--2.9%
    110     Nokia Corporation, ADR ............................           2,256
                                                                   ------------
            COMPUTERS &
              PERIPHERALS--1.3%
    100     Sun Microsystems, Inc.* ...........................           1,015
                                                                   ------------
            DIVERSIFIED FINANCIALS--10.1%
     70     Citigroup Inc. ....................................           3,186
     50     Merrill Lynch & Co., Inc. .........................           2,186
     50     Morgan Stanley Dean Witter & Co. ..................           2,446
                                                                   ------------
                                                                          7,818
                                                                   ------------
            HEALTHCARE PROVIDERS
              & SERVICES--7.2%
     43     AmerisourceBergen Corporation* ....................           2,733
     50     Tenet Healthcare Corporation* .....................           2,876
                                                                   ------------
                                                                          5,609
                                                                   ------------
            HOTELS, RESTAURANTS
              & LEISURE--1.6%
     50     Brinker International, Inc.* ......................           1,270
                                                                   ------------
            INDUSTRIAL
              CONGLOMERATES--3.2%
     50     Tyco International Ltd. ...........................           2,457
                                                                   ------------
            Insurance--5.5%
     30     American International Group, Inc. ................           2,358
     20     Marsh & McLennan Companies, Inc. ..................           1,935
                                                                   ------------
                                                                          4,293
                                                                   ------------
            INTERNET SOFTWARE
              & SERVICES--1.0%
     20     VeriSign, Inc.* ...................................    $        774
                                                                   ------------
            MEDIA--9.0%
     60     AOL Time Warner Inc.* .............................           1,873
     41     Comcast Corp., Cl. A Special* .....................           1,469
    100     Viacom Inc. Cl. B* ................................           3,651
                                                                   ------------
                                                                          6,993
                                                                   ------------
            MULTILINE RETAIL--5.0%
     25     Target Corporation ................................             779
     60     Wal-Mart Stores, Inc. .............................           3,084
                                                                   ------------
                                                                          3,863
                                                                   ------------
            PHARMACEUTICALS--7.9%
     25     Abbott Laboratories ...............................           1,325
     40     American Home Products Corporation ................           2,233
     66     King Pharmaceuticals, Inc.* .......................           2,573
                                                                   ------------
                                                                          6,131
                                                                   ------------
            SEMICONDUCTOR EQUIPMENT
              & PRODUCTS--1.4%
     45     Intel Corporation .................................           1,099
                                                                   ------------
            SOFTWARE--6.0%
     50     Intuit Inc.* ......................................           2,011
     45     Microsoft Corporation* ............................           2,617
                                                                   ------------
                                                                          4,628
                                                                   ------------

            SPECIALTY RETAIL--6.6%
     25     Best Buy Co., Inc.* ...............................           1,373
     60     Home Depot, Inc. ..................................           2,293
     75     Toys "R" Us, Inc.* ................................           1,425
                                                                   ------------
                                                                          5,091
                                                                   ------------
            Total Common Stocks
              (Cost $70,493) ..................................          63,410
                                                                   ------------
Total Investments
  (Cost $70,493)(a) ...................................   81.8%          63,410
Other Assets In Excess of Liabilities .................   18.2           14,070
                                                         -----          -------
Net Assets ............................................  100.0%         $77,480
                                                         =====          =======

*    Non-income producing security.

(a) At October 31, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $70,498, amounted to $7,088 which consisted of aggregate gross unrealized appreciation of $3,466 and aggregate gross unrealized depreciation of $10,554.

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
ALGER SOCIALLY RESPONSIBLE GROWTH RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                                       FROM DECEMBER 4, 2000
                                                   (COMMENCEMENT OF OPERATIONS)
                                                      TO OCTOBER 31, 2001(i)
                                                   ----------------------------
Net asset value, beginning of period ..............          $ 10.00
                                                             -------
Net investment income (loss) ......................            (0.30)(ii)
Net realized and unrealized loss on investments ...            (3.33)
                                                             -------
     Total from investment operations .............            (3.63)
                                                             -------
Net asset value, end of period ....................          $  6.37
                                                             =======
Total Return ......................................            (36.3%)
                                                             =======
Ratios and Supplemental Data:
     Net assets, end of period (000's omitted) ....          $    77
                                                             =======
     Ratio of expenses to average net assets ......             5.31%
                                                             =======
     Ratio of net investment income (loss) to average
     net assets ...................................            (4.75%)
                                                             =======
     Portfolio Turnover Rate ......................           114.33%
                                                             =======

(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the period.


                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2001

                                                                                                                          SOCIALLY
                                                                                MIDCAP          CAPITAL                  RESPONSIBLE
                                                  GROWTH        SMALL CAP       GROWTH       APPRECIATION    BALANCED      GROWTH
                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO
                                               ------------    -----------    ------------    ------------   ---------   -----------
ASSETS:
Investments in securities, at value
   (identified cost*)--see
   accompanying schedules
   of investments .........................    $100,771,076    $87,794,674    $219,802,698    $193,839,434    $103,046    $63,410
Cash ......................................          10,427         11,039          10,614          19,179       4,780     11,572
Receivable for investment
   securities sold ........................              --      1,401,432       2,918,900       3,800,494          --      3,228
Receivable for shares of
   beneficial interest sold ...............          18,038         49,042         155,039         122,051          --         --
Dividends and interest receivable .........          38,836          1,213           8,284          39,717          29         24
Prepaid expenses ..........................           8,011          6,790          19,819          15,625         553        552
                                               ------------    -----------    ------------    ------------    --------    -------
  Total Assets ............................     100,846,388     89,264,190     222,915,354     197,836,500     108,408     78,786
                                               ------------    -----------    ------------    ------------    --------    -------

LIABILITIES:
Payable for securities loaned .............       3,338,266             --              --       4,935,160          --         --
Payable for investment securities
   purchased ..............................              --      1,892,503       5,137,135       5,283,768          --         --
Payable for shares of beneficial
   interest redeemed ......................          55,439        433,100         285,021         136,974          --         --
Accrued investment management
   fees ...................................          61,858         63,906         148,050         137,856          70         50
Accrued expenses ..........................          82,981         84,693         191,863         156,210         797      1,256
                                               ------------    -----------    ------------    ------------    --------    -------
  Total Liabilities .......................       3,538,544      2,474,202       5,762,069      10,649,968         867      1,306
                                               ------------    -----------    ------------    ------------    --------    -------
NET ASSETS ................................    $ 97,307,844    $86,789,988    $217,153,285    $187,186,532    $107,541    $77,480
                                               ============    ===========    ============    ============    ========    =======
Net Assets Consist of:
  Paid-in capital .........................    $122,485,728    $177,968,761   $252,470,844    $292,093,541    $128,348    $116,329
  Undistributed net investment
     loss .................................        (219,755)      (614,618)     (1,052,837)       (464,736)     (1,363)    (3,668)
  Undistributed accumulated loss ..........     (21,032,576)   (89,685,266)    (30,418,816)    (93,267,296)    (10,454)   (28,098)
  Net unrealized appreciation
     (depreciation) .......................      (3,925,553)      (878,889)     (3,845,906)    (11,174,977)     (8,990)    (7,083)
                                               ------------    -----------    ------------    ------------    --------    -------
NET ASSETS ................................    $ 97,307,844    $86,789,988    $217,153,285    $187,186,532    $107,541    $77,480
                                               ============    ===========    ============    ============    ========    =======

Shares of beneficial interest
   outstanding--Note 6 ....................       8,368,974      6,499,794      16,279,404      16,049,059      13,120     12,171
                                               ============    ===========    ============    ============    ========    =======

NET ASSET VALUE PER SHARE .................    $      11.63    $     13.35    $      13.34    $      11.66    $   8.20    $  6.37
                                               ============    ===========    ============    ============    ========    =======
*Identified cost ..........................    $104,696,629    $88,673,563    $223,648,604    $205,014,411    $112,036    $70,493
                                               ============    ===========    ============    ============    ========    =======


                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
STATEMENTS OF OPERATIONS
For the year ended October 31, 2001

                                                                                                                          SOCIALLY
                                                                               MIDCAP           CAPITAL                  RESPONSIBLE
                                              GROWTH         SMALL CAP         GROWTH        APPRECIATION    BALANCED      GROWTH
                                             PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO     PORTFOLIO*   PORTFOLIO*
                                           ------------     -----------     ------------     ------------     --------    ---------
INVESTMENT INCOME
Income:
  Dividends ...........................    $    776,942     $    93,474     $    129,851     $  1,271,119     $    402     $    325
  Interest ............................         191,390         904,993        1,150,837          906,786        1,193          107
                                           ------------     -----------     ------------     ------------     --------     --------
    Total income ......................         968,332         998,467        1,280,688        2,177,905        1,595          432
                                           ------------     -----------     ------------     ------------     --------     --------

Expenses:
  Management fees--Note 3(a) ..........         819,995       1,147,807        1,646,675        1,910,346          708          579
  Shareholder servicing fees ..........         251,465         324,086          488,857          539,391           --           --
  Custodian fees ......................          19,927          34,320           30,598           31,846          691        1,932
  Transfer agent fees--Note 3(c) ......          32,800          40,504           61,755           67,415           28           23
  Shareholder reports .................           5,887           7,220           11,159           13,275           19           19
  Professional fees ...................           8,072           7,850           13,408           12,624           43           78
  Trustees' fees ......................           5,604           7,161           10,986           12,388            5            3
  Interest on line of credit
     utilized--Note 5 .................           1,414              34               --              556           --           --
  Miscellaneous .......................          42,923          44,103           70,087           54,800        1,464        1,466
                                           ------------     -----------     ------------     ------------     --------     --------
    Total Expenses ....................       1,188,087       1,613,085        2,333,525        2,642,641        2,958        4,100
                                           ------------     -----------     ------------     ------------     --------     --------
NET INVESTMENT INCOME (LOSS) ..........        (219,755)       (614,618)      (1,052,837)        (464,736)      (1,363)      (3,668)
                                           ------------     -----------     ------------     ------------     --------     --------
REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments ....     (20,131,933)    (67,689,650)     (28,741,471)     (90,096,212)     (10,454)     (28,098)
  Net change in unrealized
     appreciation (depreciation)
     on investments ...................     (15,406,514)    (18,274,933)     (19,233,130)     (13,403,674)      (8,990)      (7,083)
                                           ------------     -----------     ------------     ------------     --------     --------
  Net realized and unrealized
     loss on investments ..............     (35,538,447)    (85,964,583)     (47,974,601)    (103,499,886)     (19,444)     (35,181)
                                           ------------     -----------     ------------     ------------     --------     --------
  NET DECREASE
     IN NET ASSETS RESULTING
     FROM OPERATIONS ..................    $(35,758,202)   $(86,579,201)   $(49,027,438)    $(103,964,622)   $(20,807)    $(38,849)
                                           ============     ===========     ============     ============     ========     ========

---------
* Commenced operations December 4, 2000.
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended October 31, 2001

                                                                                                                         SOCIALLY
                                                                                MIDCAP           CAPITAL                RESPONSIBLE
                                                 GROWTH        SMALL CAP        GROWTH        APPRECIATION   BALANCED     GROWTH
                                                PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO   PORTFOLIO*  PORTFOLIO*
                                              ------------    -----------    ------------    ------------   ----------  -----------
Net investment income (loss) ..............   $   (219,755)   $  (614,618)   $ (1,052,837)   $   (464,736)   $ (1,363)    $ (3,668)
Net realized loss on investments ..........    (20,131,933)   (67,689,650)    (28,741,471)    (90,096,212)    (10,454)     (28,098)
Net change in unrealized appreciation
   (depreciation) on investments ..........    (15,406,514)   (18,274,933)    (19,233,130)    (13,403,674)     (8,990)      (7,083)
                                              ------------    -----------    ------------    ------------    --------     --------
Net decrease in net assets resulting
   from operations ........................    (35,758,202)   (86,579,201)    (49,027,438)   (103,964,622)    (20,807)     (38,849)
Distributions to Shareholders:
   Net realized gains .....................     (7,294,748)            --      (7,473,107)       (917,891)         --           --
Net increase (decrease) from shares
   of beneficial interest
   transactions--Note 6 ...................     13,787,768    (14,603,945)     96,088,234      12,152,713     128,348      116,329
                                              ------------    -----------    ------------    ------------    --------     --------
    Total increase (decrease) .............    (29,265,182)  (101,183,146)     39,587,689     (92,729,800)    107,541       77,480
Net Assets:
  Beginning of period .....................    126,573,026    187,973,134     177,565,596     279,916,332          --           --
                                              ------------    -----------    ------------    ------------    --------     --------
  End of period ...........................   $ 97,307,844    $86,789,988    $217,153,285    $187,186,532    $107,541     $ 77,480
                                              ============    ===========    ============    ============    ========     ========
Undistributed net investment income
   (accumulated loss) .....................   $   (219,755)   $  (614,618)   $ (1,052,837)   $   (464,736)   $ (1,363)    $ (3,668)
                                              ============    ===========    ============    ============    ========     ========

*Commenced operations December 4, 2000.
-------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended October 31, 2000

                                                                                                      MIDCAP              CAPITAL
                                                                GROWTH            SMALL CAP           GROWTH           APPRECIATION
                                                               PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                             -------------      -------------      -------------      -------------
Net investment loss ......................................   $    (177,215)     $    (352,294)     $    (217,673)     $  (1,084,040)
Net realized gain (loss) on investments ..................       6,883,930        (21,314,002)         6,173,848           (996,080)
Net change in unrealized appreciation (depreciation)
   on investments ........................................      (2,363,996)         7,596,304         13,539,700         (9,451,696)
                                                             -------------      -------------      -------------      -------------
Net increase (decrease) in net assets resulting
   from operations .......................................       4,342,719        (14,069,992)        19,495,875        (11,531,816)
Distributions to Shareholders:
   Net realized gains ....................................     (12,723,935)        (9,682,531)        (1,985,992)        (3,045,425)
Net increase from shares of beneficial
   interest transactions--Note 6 .........................      62,208,318        148,014,967        131,822,365        197,782,802
                                                             -------------      -------------      -------------      -------------
    Total increase .......................................      53,827,102        124,262,444        149,332,248        183,205,561
Net Assets:
  Beginning of year ......................................      72,745,924         63,710,690         28,233,348         96,710,771
                                                             -------------      -------------      -------------      -------------
  End of year ............................................   $ 126,573,026      $ 187,973,134      $ 177,565,596      $ 279,916,332
                                                             =============      =============      =============      =============
Undistributed net investment income (accumulated loss) ...   $    (177,215)     $    (352,294)     $    (217,673)     $  (1,084,040)
                                                             =============      =============      =============      =============


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS
NOTE 1--General:

     The Alger Retirement Fund (the "Fund"), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company and currently issues six classes of shares of beneficial interest --Growth Portfolio, Small Cap Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio, Balanced Portfolio and Socially Responsible Growth Portfolio (the "Portfolios"). The Growth Portfolio, Small Cap Portfolio, MidCap Growth
Portfolio, Capital Appreciation Portfolio and Socially Responsible Growth Portfolio normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced
Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities.

NOTE 2--Significant Accounting Policies:

     (a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

     Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

     Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

     (b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

     Effective  November 1, 2000,  premiums and  discounts  on debt  securities purchased are amortized or accreted over the lives of the respective securities. This change in accounting policy which has been applied retroactively had no material effect on the accompanying financial statements.

       (c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

     (d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. At October 31, 2001, the value of securities loaned and collateral received thereon were as follows:

                                                       VALUE OF
                                                      SECURITIES      VALUE OF
                                                        LOANED       COLLATERAL
                                                      ----------     ----------
Growth Portfolio ................................     $3,183,305     $3,338,266
Small Cap Portfolio .............................      1,365,507      1,793,507
MidCap Growth Portfolio .........................             --             --
Capital Appreciation Portfolio ..................      4,808,763      4,935,160
Balanced Portfolio ..............................             --             --
Socially Responsible Growth Portfolio ...........             --             --

-------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

     (e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Portfolios, dividends from net investment income and distributions from net realized gains, offset by any loss carry forward, are declared and paid annually after the end of the fiscal year in which earned.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At October 31, 2001, the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio reclassified $528,429, $1,278,439, $537,662 and $1,725,526, respectively, from undistributed net investment loss to either accumulated undistributed net realized gain or paid-in capital. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

     (f) FEDERAL INCOME TAXES: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Portfolio maintains such compliance, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At October 31, 2001, the net capital loss carryforwards of the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio which may be used to offset future net realized gains were approximately $19,131,000, $67,130,000, $27,932,000, $92,608,000, $10,000 and $28,000, respectively, and expire in
2009.

     (g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

     (h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--Investment Management Fees and Other Transactions with Affiliates:

     (a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

   Growth Portfolio .................................................  .75%
   Small Cap Portfolio ..............................................  .85
   MidCap Growth Portfolio ..........................................  .80
   Capital Appreciation Portfolio ...................................  .85
   Balanced Portfolio ...............................................  .75
   Socially Responsible Growth Portfolio ............................  .75

     (b) BROKERAGE COMMISSIONS: During the year ended October 31, 2001, the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc."), the Fund's distributor, commissions of $194,181, $310,214, $398,927, $376,400, $116 and $268, respectively, in connection with securities transactions.

     (c) TRANSFER AGENT FEES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the period ended October 31, 2001, the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio incurred fees of $32,800, $40,504, $61,755, $67,415, $28 and $23, respectively, for services provided by Alger Services.

-------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

     (d) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. At October 31, 2001, Alger Management and its affiliates owned 670,013 shares, 257,157 shares, 812,102 shares, 680,725 shares, 13,120 shares and 12,171 shares of the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio, respectively.

NOTE 4--Securities Transactions:

     The following summarizes the securities transactions by the Fund, other than short-term securities, for the year ended October 31, 2001:

                                                     PURCHASES          SALES
                                                    ------------   ------------
Growth Portfolio ................................   $ 97,556,061   $ 94,125,312
Small Cap Portfolio .............................    233,928,762    228,959,499
MidCap Growth Portfolio .........................    323,904,470    234,516,906
Capital Appreciation Portfolio ..................    242,320,667    218,018,730
Balanced Portfolio ..............................        102,457          9,925
Socially Responsible Growth Portfolio ...........        189,309         90,718

NOTE 5--Lines of Credit:

     The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Portfolio, the Fund borrows under such lines of credit exclusively for temporary or emergency purposes.

     The Capital Appreciation Portfolio may borrow up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Portfolio borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the year ended October 31, 2001, the Fund had borrowings which averaged $9,863 at a weighted average interest rate of 5.56%.

NOTE 6--Share Capital:

     The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four classes of shares.

     During the year ended October 31, 2001, transactions of shares of beneficial interest were as follows:

                                                     SHARES         AMOUNT
                                                  -----------    -------------
Growth Portfolio
   Shares sold ................................     2,299,556    $  31,247,935
   Dividends reinvested .......................       504,478        7,294,748
   Shares redeemed ............................    (1,815,714)     (24,754,915)
                                                  -----------    -------------
   Net increase ...............................       988,320    $  13,787,768
                                                  ===========    =============
Small Cap Portfolio
   Shares sold ................................     2,610,457    $  46,867,441
   Shares redeemed ............................    (4,015,401)     (61,471,386)
                                                  -----------    -------------
   Net decrease ...............................    (1,404,944)   $ (14,603,945)
                                                  ===========    =============
MidCap Growth Portfolio
   Shares sold ................................    10,240,412    $ 153,819,820
   Dividends reinvested .......................       488,120        7,404,783
   Shares redeemed ............................    (4,576,890)     (65,136,369)
                                                  -----------    -------------
   Net increase ...............................     6,151,642    $  96,088,234
                                                  ===========    =============
Capital Appreciation Portfolio
   Shares sold ................................     6,198,423    $  88,695,631
   Dividends reinvested .......................        58,826          917,092
   Shares redeemed ............................    (5,653,191)     (77,460,010)
                                                  -----------    -------------
   Net increase ...............................       604,058    $  12,152,713
                                                  ===========    =============
Balanced Portfolio*
   Shares sold ................................        13,440    $     131,090
   Shares redeemed ............................          (320)          (2,742)
                                                  -----------    -------------
   Net increase ...............................        13,120    $     128,348
                                                  ===========    =============
Socially Responsible Growth Portfolio*
   Shares sold ................................        12,177    $     116,382
   Shares redeemed ............................            (6)             (53)
                                                  -----------    -------------
   Net increase ...............................        12,171    $     116,329
                                                  ===========    =============

* Initially offered December 4, 2000.

-------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

     During the year ended October 31, 2000 transactions of shares of beneficial interest were as follows:

                                                     SHARES           AMOUNT
                                                   -----------    -------------
Growth Portfolio
   Shares sold .................................     3,667,027    $  72,555,147
   Dividends reinvested ........................       691,518       12,723,935
   Shares redeemed .............................    (1,214,174)     (23,070,764)
                                                   -----------    -------------
   Net increase ................................     3,144,371    $  62,208,318
                                                   ===========    =============
Small Cap Portfolio
   Shares sold .................................     5,971,533    $ 171,259,657
   Dividends reinvested ........................       367,877        9,682,531
   Shares redeemed .............................    (1,226,681)     (32,927,221)
                                                   -----------    -------------
   Net increase ................................     5,112,729    $ 148,014,967
                                                   ===========    =============
MidCap Growth Portfolio
   Shares sold .................................     9,277,026    $ 155,201,329
   Dividends reinvested ........................       120,729        1,985,992
   Shares redeemed .............................    (1,663,351)     (25,364,956)
                                                   -----------    -------------
   Net increase ................................     7,734,404    $ 131,822,365
                                                   ===========    =============
Capital Appreciation Portfolio
   Shares sold .................................    13,993,709    $ 290,676,986
   Dividends reinvested ........................       153,113        3,045,425
   Shares redeemed .............................    (4,673,523)     (95,939,609)
                                                   -----------    -------------
   Net Increase ................................     9,473,299    $ 197,782,802
                                                   ===========    =============

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Shareholders and Board of Trustees of The Alger Retirement Fund:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Alger Retirement Fund (a Massachusetts business trust comprising, respectively, the Growth Retirement, Small Cap Retirement, MidCap Growth Retirement, Capital Appreciation Retirement, Balanced Retirement and Socially Responsible Growth Retirement Portfolios) as of October 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger Retirement Fund as of October 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                            ARTHUR ANDERSEN LLP


New York, New York
November 30, 2001

THE ALGER RETIREMENT FUND


30 Montgomery Street
Jersey City, NJ 07302
(800) 992-3362
www.algerretirement.com


BOARD OF TRUSTEES

Fred M. Alger, Chairman
James P. Connelly, Jr., Vice Chairman
Charles F. Baird, Jr.
Roger P. Cheever
Lester L. Colbert, Jr.
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White


INVESTMENT MANAGER

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ 07302


DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, N.J. 07302


TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, N.J. 07302

This report is submitted for the general information of the shareholders of The Alger Retirement Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

RREP101


                                                       THE ALGER RETIREMENT FUND


                                              ALGER GROWTH RETIREMENT PORTFOLIO
                                           ALGER SMALL CAP RETIREMENT PORTFOLIO
                                       ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
                                ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
                                            ALGER BALANCED RETIREMENT PORTFOLIO
                         ALGER SOCIALLY RESPONSIBLE GROWTH RETIREMENT PORTFOLIO









                                                                  ANNUAL REPORT
                                                               OCTOBER 31, 2001
                                                                         [logo]